INCOME TAXES (Narrative) (Details) (USD $)	1 Months Ended		84 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Federal net operating loss carryforward	$ 23,792,649	$ 18,492,524	$ 0